Loans and liquidity investments (Details) - SEK SEK in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2014
Loans:
Loans in the form of interest-bearing securities	SEK 41,125		SEK 46,222
Loans to credit institutions	23,198		26,190
Loans to the public	141,111		147,909
Cash collateral under the security agreements for derivative contracts	(10,314)		(11,621)
Total loans	195,120		208,700
Liquidity investments:
Cash and cash equivalents	1,231	[1]	7,054	[1]	SEK 2,258		SEK 7,099
Cash collateral under the security agreements for derivative contracts	10,314		11,621
Treasuries/government bonds	4,382		3,687
Other interest-bearing securities except loans	39,807		49,901
Total liquidity investments	55,734		72,263
issued by public authorities	9,309		13,052
quoted on an exchange	SEK 22,396		SEK 61,092

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11 to the Consolidated Financial Statements.